Intangible Assets, Net	6 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Intangible Assets, Net

4. Intangible Assets, Net

As of March 31, 2025 and September 30, 2024, intangible assets consisted of the following:

	Yen in thousands
	As of March 31,	As of September 30,
	2025	2024
Participation Right	¥123,986	¥123,986
Total intangible assets	123,986	123,986
Less: Accumulated Amortization	(27,490)	(18,708)
Total intangible assets	¥96,496	¥105,278

The Company recognized amortization expenses on intangible assets of ¥8,782 thousand and ¥4,937 thousand for the six months ended March 31, 2025 and 2024, respectively.